CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	$ 659,000,000	$ 814,000,000	$ 322,000,000
Net interest paid	(189,000,000)	(174,000,000)	(123,000,000)
Settlement of foreign currency derivative financial instruments.	8,000,000	(10,000,000)	41,000,000
Income tax paid	(28,000,000)	(14,000,000)	(35,000,000)
Net cash from operating activities	450,000,000	616,000,000	205,000,000
Cash flows used in investing activities
Purchase of property, plant and equipment	(167,000,000)	(368,000,000)	(585,000,000)
Purchase of intangible assets	(20,000,000)	(11,000,000)	(11,000,000)
Proceeds from disposal of property, plant and equipment	8,000,000	1,000,000	1,000,000
Net cash used in investing activities	(179,000,000)	(378,000,000)	(595,000,000)
Cash flows (used in)/from financing activities
Proceeds from borrowings	517,000,000	79,000,000	709,000,000
Repayment of borrowings	(229,000,000)	(83,000,000)	(110,000,000)
Lease payments	(97,000,000)	(78,000,000)	(59,000,000)
Dividends paid	(264,000,000)	(263,000,000)	(251,000,000)
Deferred debt issue costs paid	(8,000,000)	(3,000,000)	(11,000,000)
Proceeds from ordinary share issuance, net of costs			(1,000,000)
Proceeds from preferred share issuance, net of costs			257,000,000
Treasury shares purchased			(35,000,000)
Net cash (outflow)/inflow from financing activities	(81,000,000)	(348,000,000)	499,000,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	190,000,000	(110,000,000)	109,000,000
Cash, cash equivalents and restricted cash at the beginning of the year	443,000,000	555,000,000	463,000,000
Exchange losses on cash, cash equivalents and restricted cash	(23,000,000)	(2,000,000)	(17,000,000)
Cash, cash equivalents and restricted cash at the end of the year	$ 610,000,000	$ 443,000,000	$ 555,000,000